Convertible Notes (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Convertible notes Net carrying value, Short-term		$ 6,643,463
Convertible Notes [Member]
Convertible notes Principal outstanding, Short-term		6,828,050
Convertible notes Unamortized issuance cost, Short-term		(184,587)
Convertible notes Net carrying value, Short-term		$ 6,643,463